COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments due

2024	$161,210
2025	436,000
2026	834,000
2027	1,290,000
2028	1,543,000
Thereafter (through 2032)	9,907,000
Total	$14,171,210

Schedule of future minimum payments due

Remainder of 2024	$-
2025	436,000
2026	834,000
2027	1,290,000
2028	1,543,000
Thereafter (through 2033)	9,907,000
Total	$14,010,000